INCOME TAXES - Temporary Differences Where No Deferred Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 0	$ 308
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	13,072	12,187
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	11,489	10,712
Australian non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	0	112,779
Provision for reclamation provision and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	0	21,440
Australian royalty tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 306,858	$ 249,577